Intangible Assets Other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets Other than Goodwill

The following table presents intangible assets other than Goodwill as of December 31, 2020 and 2019:

Classes of Intangible Assets, gross	12-31-2020 ThUS$	12-31-2019 ThUS$
Intangible Assets, Gross	8,525,990	10,206,344
Easements and water rights	50,415	47,752
Concessions	8,042,389	9,787,352
Development costs	14,544	14,494
Patents, registered trademarks and other rights	44,596	46,644
Computer software	372,455	308,336
Other identifiable intangible assets	1,591	1,766

Intangible Assets, Amortization and Impairment	12-31-2020 ThUS$	12-31-2019 ThUS$
Accumulated Amortization and Impairment, Total	(4,001,164)	(4,678,465)
Easements and water rights	(16,969)	(16,265)
Concessions	(3,807,526)	(4,505,624)
Development costs	(9,708)	(9,948)
Patents, registered trademarks and other rights	(23,499)	(21,154)
Computer software	(141,994)	(123,906)
Other identifiable intangible assets	(1,468)	(1,568)

Classes of Intangible Assets, Net	12-31-2020 ThUS$	12-31-2019 ThUS$
Intangible Assets, Net	4,524,826	5,527,879
Easements and water rights	33,446	31,487
Concessions, Net(1)	4,234,863	5,281,728
Development costs	4,836	4,546
Patents, registered trademarks and other rights	21,097	25,490
Computer software	230,461	184,430
Other identifiable intangible assets	123	198

(1) The detail of concessions is the following:

Concession Holder	12-31-2020 ThUS$	12-31-2019 ThUS$
Enel Distribución Río S.A. (*)	534,325	688,901
Enel Distribución Ceará S.A. (*)	434,656	543,441
Enel Distribución Goias S.A. (*)	1,240,641	1,457,864
Enel Distribución Sao Paulo S.A. (*)	1,965,083	2,591,522
EGP Cachoeira Dourada S.A.	60,158	—
TOTAL	4,234,863	5,281,728

(*)  Public service concession agreements to a private operator are recorded in accordance with IFRIC 12 Service Concession Agreements (see Note 3.d.1).

Summary of Reconciliations of the Carrying Amounts of Intangible Assets

The reconciliations of the carrying amounts of intangible assets as of December 31, 2020 and 2019 are as follows:

				Patents, Registered
	Development			Trademarks and	Computer	Other Identifiable	Intangible Assets,
	Costs	Easements	Concessions	Other Rights	Software	Intangible Assets	Net
Changes in Intangible Assets	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	4,546	31,487	5,281,728	25,490	184,430	198	5,527,879
Changes in identifiable intangible assets:							—
Increases other than from business combinations	—	—	738,387	—	82,988	—	821,375
Increase (decrease) from foreign currency translation differences, net	(263)	(1,472)	(1,192,132)	(1,705)	(20,661)	(16)	(1,216,249)
Amortization	(146)	(1,257)	(357,855)	(3,149)	(29,963)	(59)	(392,429)
Increases (decreases) from transfers and other changes	488	4,688	(996)	461	(4,641)	—	—
Increases (decreases) from transfers	488	4,688	(996)	461	(4,641)	—	—
Disposals and removal from service	—	—	(16,522)	—	—	—	(16,522)
Removals from service	—	—	(16,522)	—	—	—	(16,522)
Argentine hyperinflationary economy	—	—	37	—	9,991	—	10,028
Other increases (decreases)	211	—	(217,784)	—	8,317	—	(209,256)
Total changes in identifiable intangible assets	290	1,959	(1,046,865)	(4,393)	46,031	(75)	(1,003,053)
Closing balance as of December 31, 2020	4,836	33,446	4,234,863	21,097	230,461	123	4,524,826

				Patents, Registered
	Development			Trademarks and	Computer	Other Identifiable	Intangible Assets,
	Costs	Easements	Concessions	Other Rights	Software	Intangible Assets	Net
Changes in Intangible Assets	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2019	4,255	43,235	5,637,387	14,118	128,218	76	5,827,289
Changes in identifiable intangible assets:							—
Increases other than from business combinations	13	178	601,792	1,042	83,051		686,076
Increase (decrease) from foreign currency translation differences, net	38	(187)	(202,951)	(85)	(8,651)		(211,836)
Amortization	(387)	(1,181)	(437,962)	(3,486)	(22,429)	(62)	(465,507)
Increases (decreases) from transfers and other changes	—	1,804	—	(5,040)	3,236	—	—
Increases (decreases) from transfers	—	1,804	—	(5,040)	3,236		—
Disposals and removal from service	—	—	(15,675)	—	—	—	(15,675)
Removals from service	—	—	(15,675)	—	—	—	(15,675)
Argentine hyperinflationary economy	—	—	—	—	7,391	—	7,391
Other increases (decreases)	627	(12,362)	(300,863)	18,941	(6,386)	184	(299,859)
Total changes in identifiable intangible assets	291	(11,748)	(355,659)	11,372	56,212	122	(299,410)
Closing balance as of December 31, 2019	4,546	31,487	5,281,728	25,490	184,430	198	5,527,879